Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Account Receivable [Line Items]
Accounts receivable	¥ 150
Balance amount	46,977	$ 6,924	¥ 27,201
Allowance for credit losses	4,170	$ 614	¥ 4,420
Financing Receivable Aged Between One and Two Years [Member]
Account Receivable [Line Items]
Balance amount	¥ 4,320